Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2024		Dec. 31, 2023
Class A Ordinary Share
Ordinary shares, par value (in Dollars per share)	$ 0.00004		$ 0.00004
Ordinary shares, shares authorized	1,000,000,000		1,000,000,000
Ordinary shares, shares issued	28,750,000		17,500,000
Ordinary shares, shares outstanding	28,750,000		17,500,000
Class B Ordinary Share
Ordinary shares, par value (in Dollars per share)	$ 0.00004	[1]	$ 0.00004
Ordinary shares, shares authorized	250,000,000	[1]	250,000,000
Ordinary shares, shares issued	9,000,000	[1]	9,000,000
Ordinary shares, shares outstanding	9,000,000	[1]	9,000,000

[1]	represents amount less than $1,000.